Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001579214
Registrant Name	Emerald Holding, Inc.
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES